Advance from Customers (Tables)	12 Months Ended
Jun. 30, 2024
Advance from Customers [Abstract]
Schedule of Advance from Customers	Advance from customers as of June 30, 2024 and 2023 consisted of the following:
	2024	2023
Senior care services	$230,520	$1,805,609
Housekeeping services	271,370	317,931
Total	$501,890	$2,123,540